Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Useful lives	20 years		20 years		20 years
Property, plant and equipment, gross	$ 1,015,910		$ 1,015,910		$ 853,503	$ 442,182
Less: Accumulated Depreciation	(328,933)		(328,933)		(216,559)	(85,988)
Property, plant and equipment, net	686,977		686,977		636,944	356,194
Depreciation expense	35,936	$ 46,012	132,465	$ 108,277
Computers & servers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 154,380		$ 154,380		$ 130,417	105,499
Computers & servers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	1 year		1 year		1 year
Computers & servers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years		3 years		3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 100,230		$ 100,230		$ 139,788	168,862
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years		5 years		5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	7 years		7 years		7 years
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 356,473		$ 356,473		$ 326,613	$ 161,771
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years		3 years		3 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years		5 years		5 years
Test units and loaned chargers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 404,827		$ 404,827		$ 256,685
Test units and loaned chargers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years		5 years
Test units and loaned chargers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	7 years		7 years